Guarantees	12 Months Ended
Dec. 31, 2011
Guarantees [Abstract]
Guarantees
Guarantees

NRG and its subsidiaries enter into various contracts that include indemnification and guarantee provisions as a routine part of the Company's business activities. Examples of these contracts include asset purchases and sale agreements, commodity sale and purchase agreements, retail contracts, joint venture agreements, EPC agreements, operation and maintenance agreements, service agreements, settlement agreements, and other types of contractual agreements with vendors and other third parties, as well as affiliates. These contracts generally indemnify the counterparty for tax, environmental liability, litigation and other matters, as well as breaches of representations, warranties and covenants set forth in these agreements. The Company is also obligated with respect to customer deposits associated with the Retail Businesses. In some cases, NRG's maximum potential liability cannot be estimated, since the underlying agreements contain no limits on potential liability. In accordance with ASC 460, Guarantees, or ASC 460, NRG has estimated that the current fair value for issuing these guarantees was $4.5 million as of December 31, 2011, and the liability in this amount is included in the Company's non-current liabilities.

The following table summarizes the maximum potential exposures that can be estimated for NRG's guarantees, indemnities, and other contingent liabilities by maturity:

	By Remaining Maturity at December 31,
	2011
Guarantees	Under 1 Year	1-3 Years	3-5 Years	Over 5 Years	Total	2010 Total
	(In millions)
Letters of credit and surety bonds	$1,562	$108	$—	$—	$1,670	$887
Asset sales guarantee obligations	60	—	567	8	635	1,022
Commercial sales arrangements	91	100	91	1,123	1,405	1,285
Other guarantees	1	—	—	460	461	171
Total guarantees	$1,714	$208	$658	$1,591	$4,171	$3,365

        Letters of credit and surety bonds — As of December 31, 2011, NRG and its consolidated subsidiaries were contingently obligated for a total of $1.7 billion under letters of credit and surety bonds. Most of these letters of credit and surety bonds are issued in support of the Company's obligations to perform under commodity agreements and in support of equity contribution requirements for solar projects in construction, as well as for financing or other arrangements. A majority of these letters of credit and surety bonds expire within one year of issuance, and it is typical for the Company to renew them on similar terms.

The material indemnities, within the scope of ASC 460, are as follows:

        Asset purchases and divestitures — The purchase and sale agreements which govern NRG's asset or share investments and divestitures customarily contain guarantees and indemnifications of the transaction to third parties. The contracts indemnify the parties for liabilities incurred as a result of a breach of a representation or warranty by the indemnifying party, or as a result of a change in tax laws. These obligations generally have a discrete term and are intended to protect the parties against risks that are difficult to predict or estimate at the time of the transaction. In several cases, the contract limits the liability of the indemnifier. NRG has no reason to believe that the Company currently has any material liability relating to such routine indemnification obligations.

        Commercial sales arrangements — In connection with the purchase and sale of fuel, emission allowances and power generation products to and from third parties with respect to the operation of some of NRG's generation facilities in the United States, the Company may be required to guarantee a portion of the obligations of certain of its subsidiaries. These obligations may include liquidated damages payments or other unscheduled payments.

Other guarantees — NRG has issued guarantees of obligations that its subsidiaries may incur as a provision for environmental site remediation, payment of debt obligations, rail car leases, performance under purchase, EPC and operating and maintenance agreements. NRG also executed a guarantee with related parties for one of its subsidiary's obligations as construction manager under EPC contracts for the construction of the peaking power plant at GenConn's Middletown site. See Note 16, Investments Accounted for by the Equity Method and Variable Interest Entities, for more information on this equity investment. The Company does not believe that it will be required to perform under these guarantees.

        Other indemnities — Other indemnifications NRG has provided cover operational, tax, litigation and breaches of representations, warranties and covenants. NRG has also indemnified, on a routine basis in the ordinary course of business, consultants or other vendors who have provided services to the Company. NRG's maximum potential exposure under these indemnifications can range from a specified dollar amount to an indeterminate amount, depending on the nature of the transaction. Total maximum potential exposure under these indemnifications is not estimable due to uncertainty as to whether claims will be made or how they will be resolved. NRG does not have any reason to believe that the Company will be required to make any material payments under these indemnity provisions.

Because many of the guarantees and indemnities NRG issues to third parties and affiliates do not limit the amount or duration of its obligations to perform under them, there exists a risk that the Company may have obligations in excess of the amounts described above. For those guarantees and indemnities that do not limit the Company's liability exposure, it may not be able to estimate what the Company's liability would be, until a claim is made for payment or performance, due to the contingent nature of these contracts.